Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 20, 2023	Nov. 30, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		10,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								201,965	239,464
Employee Benefits and Share-Based Compensation						$ 6,917
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 713			$ 713		$ 1,217
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						1 year 4 months 24 days		1 year 9 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			466			$ 466		$ 576
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value			466			466		576
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value						0	$ 1,938	4,709	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value						$ 342	$ 1,221	$ 1,726	$ 4,880
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 0	$ 3.50	$ 3.50	$ 3.61
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent								85.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period		10,000,000							670,000
Share-Based Payment Arrangement, Expense			$ 3,352	$ 1,441		$ 13,154	$ 14,146	$ 21,383	$ 15,476
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardPurchaseOfCommonStockPercent]								10.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						373,031		1,797,841
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			207,197,005			207,197,005		216,853,275
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				130,000			130,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant			7,851,764			7,851,764		1,840,022
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.01			$ 0.01	$ 18.00
Warrant [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								130,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.01
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number						999,999
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant			250,000			250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01			$ 0.01
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited						450,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				51,020			51,020
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.01			$ 0.01
Common Stock [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				29,880	168,235			1,521,643
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	5,000,000	5,000,000
Employee Benefits and Share-Based Compensation						$ 10,858
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 18,345			$ 18,345		$ 27,920
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						2 years 6 months		3 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period						13,093		34,915
Share-Based Payment Arrangement, Expense								$ 2,242
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period								1,000,000
Restricted Stock Units (RSUs) [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense								$ 20,634	$ 3,203
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	999,999	1,000,000
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period								474,313
Equity Option [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period								198,115
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			10,600,000			10,600,000		2,290,183
2023 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance								687,055